Acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash	$151
Other current assets	152
Customer relationships	3,664
Tradenames	657
Software	247
Goodwill	5,237
Other noncurrent assets	443
Total assets acquired	10,551
Liabilities assumed	(2,451)
Net assets acquired	$8,100

Cash consideration	$7,290
Non-controlling interest	810
Total consideration	$8,100
The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

Trade name	$195
Customer relationships	565
Goodwill	947
Total assets acquired	1,707
Liabilities assumed	(224)
Net assets acquired	$1,483
Total purchase price	$1,483